Loan Portfolio and Allowance for Credit Losses - Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty (Details) - Payment Delay [Member]		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Loan Portfolio and Allowance for Credit Losses [Abstract]
Weighted average term		55 months	83 months
New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Weighted average term	[1]	48 months	56 months
Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Weighted average term		7 months	27 months
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgage [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Weighted average term		31 months	27 months
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgage [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Weighted average term	[1]	24 months	15 months
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgage [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Weighted average term		7 months	12 months
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Weighted average term			33 months
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Weighted average term	[1]		24 months
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Weighted average term			9 months
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Weighted average term		24 months	23 months
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Weighted average term	[1]	24 months	17 months
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Weighted average term			6 months

[1]	Includes New York, New Jersey, Vermont and Massachusetts.